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                         UNITED STATES SECURITIES AND
                              EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                                -------------

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Spinnaker Capital Limited
Address:  53 Grosvenor Street
          London W1K 3HU England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Claude Marion
Title: Director
Phone: +44 20 7903 2900

Signature, Place, and Date of Signing:

/s/ Claude Marion        London, England, United Kingdom       May 15, 2009
-------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
Form 13F Information Table Entry Total:      22
Form 13F Information Table Value Total:  $7,761 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name
--- --------------------  -----------------------------------------
 1  28-12864              Spinnaker Asset Management - SAM Limited

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
                                                                  Share Number and Type
                                                         Value    ---------------------
                                                         (U.S.$   No. of Shares /       Investment  Other    Voting
Name of Issuer                Title of Class   CUSIP   thousands) Principal Amount Type Discretion Managers Authority
--------------                -------------- --------- ---------- ---------------- ---- ---------- -------- ---------
AU OPTRONICS CORP             SPONSORED ADR  002255107      43          5,100       SH   DEFINED      1       NONE
BHP BILLITON LTD              SPONSORED ADR  088606108     803         18,000       SH   DEFINED      1       NONE
BRASIL TELECOM PARTICIPACOES  SPON ADR PFD   105530109     993         27,500       SH   DEFINED      1       NONE
CEMEX SAB DE CV               SPON ADR NEW   151290889     299         47,900       SH   DEFINED      1       NONE
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD   20441W203     296          6,200       SH   DEFINED      1       NONE
COMPANHIA DE SANEAMENTO BASI  SPONSORED ADR  20441A102     367         17,200       SH   DEFINED      1       NONE
COMPANHIA SIDERURGICA NACION  SPONSORED ADR  20440W105     120          8,100       SH   DEFINED      1       NONE
DESARROLLADORA HOMEX S A DE   SPONSORED ADR  25030W100      34          2,600       SH   DEFINED      1       NONE
ENERSIS S A                   SPONSORED ADR  29274F104     128          8,500       SH   DEFINED      1       NONE
FOCUS MEDIA HLDG LTD          SPONSORED ADR  34415V109     532         78,300       SH   DEFINED      1       NONE
GAFISA S A                    SPONS ADR      362607301     619         62,000       SH   DEFINED      1       NONE
KOREA ELECTRIC PWR            SPONSORED ADR  500631106     231         25,200       SH   DEFINED      1       NONE
KT CORP                       SPONSORED ADR  48268K101      77          5,600       SH   DEFINED      1       NONE
LG DISPLAY CO LTD             SPONS ADR REP  50186V102      83          8,100       SH   DEFINED      1       NONE
MOBILE TELESYSTEMS OJSC       SPONSORED ADR  607409109      39          1,300       SH   DEFINED      1       NONE
NETEASE COM INC               SPONSORED ADR  64110W102     199          7,400       SH   DEFINED      1       NONE
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR  68370R109   1,167        178,500       SH   DEFINED      1       NONE
SOHU COM INC                  COM            83408W103     591         14,300       SH   DEFINED      1       NONE
STERLITE INDS INDIA LTD       ADS            859737207      70          9,900       SH   DEFINED      1       NONE
TELE NORTE LESTE PART S A     SPON ADR PFD   879246106      33          2,400       SH   DEFINED      1       NONE
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209     108          2,400       SH   DEFINED      1       NONE
YINGLI GREEN ENERGY HLDG CO   ADR            98584B103     929        154,317       SH   DEFINED      1       NONE